Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Selling commissions:
Related party products	$ 92,420	$ 124,559	$ 400,560		$ 161,370	$ 82,397
Non-related party products	157	9,174	116,074		19,111	22,996
Dealer manager fees:
Related party products	44,438	72,817	227,420		94,761	56,935
Non-related party products	72	4,575	56,381		10,100	10,820
Investment banking advisory services:
Related party products	31,732	3,490	45,484
Non-related party products					925
Transfer agency revenue (related party)	3,386	579	8,667
Services revenue:
Related party products	8,100	2,500	24,968		970	1,374
Non-related party products	81	191	492		54	368
Reimbursable expenses
Related party products	6,051	731	6,375		186	115
Non-related party products	30	10	100		(25)	16
Other	738	5	(26)		45	(292)
Total revenues	187,205	218,631	886,495		287,497	174,729
Third-party commissions:
Related party products	92,420	124,561	400,598		161,399	82,301
Non-related party products	157	9,174	116,074		19,111	22,967
Third-party reallowance:
Related party products	13,992	19,023	65,018		24,385	11,788
Non-related party products	29	1,502	19,563		2,464	3,139
Internal commissions, payroll and benefits	30,834	27,771	115,994		45,865	29,174
Conferences and seminars	6,018	5,005	25,486		14,938	12,135
Travel	2,164	1,221	7,623		6,235	5,942
Marketing and advertising	2,881	1,460	8,611		2,680	303
Professional fees:
Related party expense allocations	683	233	930		8	246
Non-related party expenses	1,978	597	3,663		1,559	1,672
Data processing	1,872	451	6,268
Management/quarterly fee	1,782		5,996
Transaction costs	6,717		4,587
Outperformance bonus	7,150
Related party expense allocations	671	737	2,529		727	816
Non-related party expenses	1,957	149	3,003		714	504
Total expenses	171,305	191,884	785,943		280,085	170,987
Income before taxes	15,900	26,747	100,552		7,412	3,742
Provision for income taxes	3,244		2,202
Net income	12,656	26,747	98,350		7,412	3,742
Less: net income attributable to non-controlling interests	8,864	26,747	95,749		7,412	3,742
Net income attributable to RCS Capital Corporation	$ 3,792		$ 2,601
Per Share Data
Basic and diluted number of shares attributable to Class A stockholders	15,566,830		2,500,000	[1]
Net income per share attributable to RCS Capital Corporation Basic and diluted	$ 0.22		$ 1.04
Cash dividend declared per common share	$ 0.18

[1]	Reflects the 2,500,000 shares of Class A common stock offered in the IPO. Shares of Class B common stock were subject to a lockup pursuant to an agreement with the underwriter in connection with the IPO. The lock up period expired during the 3 months ended December 31, 2013; however, these shares were excluded from the computation of diluted net income per share computation because they were anti-dilutive.